UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seacliff Capital, LLC
Address: One Market Street, Spear Tower, Suite 3770
         San Francisco, CA  94105


13F File Number: 028-13028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     A. James Ellman
Title:    President
Phone:    415-675-3252

Signature, Place, and Date of Signing:

/s/ A. James Ellman          San Francisco, CA              Date April 14, 2009
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $13,391,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ACE LTD                        Com              H0023R105      650    16090  SH         Sole                 16090
ALLIANZ SE                     Com              018805101      109    12979  SH         Sole                 12979
AON CORP                       Com              037389103      352     8625  SH         Sole                  8625
BANK OF NEW YORK MELLON CORP   Com              064058100     1767    62536  SH         Sole                 62536
BGC PARTNERS INC               Com              05541T101      153    69429  SH         Sole                 69429
BROOKLINE BANCORP INC          Com              11373M107      380    40000  SH         Sole                 40000
CNINSURE INC                   Com              18976M103      203    27496  SH         Sole                 27496
FEDERATED INVESTORS INC        Com              314211103      411    18450  SH         Sole                 18450
FRANKLIN RESOURCES INC         Com              354613101      300     5578  SH         Sole                  5578
HSBC Holdings PLC              Com              404280406      310    11000  SH         Sole                 11000
INTERACTIVE BROKERS GROUP INC  Com              45841N107      232    14365  SH         Sole                 14365
INVESCO                        Com              G491BT108     1030    74289  SH         Sole                 74289
MF GLOBAL LTD                  Com              G60642108      261    61641  SH         Sole                 61641
NORTHERN TRUST CORP            Com              665859104      705    11793  SH         Sole                 11793
PARTNERRE LTD                  Com              G6852T105      621    10000  SH         Sole                 10000
PNC FINANCIAL SERVICES GROUP INCom              693475105      293    10000  SH         Sole                 10000
REINSURANCE GROUP OF AMERICA INCom              759351604      904    27918  SH         Sole                 27918
SL Green Realty Corp           Com              78440X101      203    18750  SH         Sole                 18750
STATE STREET CORP              Com              857477103      760    24676  SH         Sole                 24676
TD AMERITRADE HOLDING CORP     Com              87236Y108      805    58277  SH         Sole                 58277
Toronto-Dominion Bank/The      Com              891160509      207     6000  SH         Sole                  6000
TRAVELERS COMPANIES INC        Com              89417E109      546    13443  SH         Sole                 13443
UBS AG                         Com              H89231338      155    16397  SH         Sole                 16397
WASHINGTON MUTUAL DEP SHS REPSTCom              939322830        5    27877  SH         Sole                 27877
WELLS FARGO & CO               Com              949746101      570    40000  SH         Sole                 40000
WILLIS GROUP HOLDINGS LTD      Com              G96655108     1021    46410  SH         Sole                 46410
WR BERKLEY CORP                Com              084423102      440    19506  SH         Sole                 19506
